Interim Consolidated Statement of Income - CAD ($) $ in Millions		3 Months Ended		9 Months Ended
		Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Interest income (Note 20)
Loans	[1]	$ 14,177	$ 7,674	$ 38,629	$ 19,873
Securities
Interest	[1]	4,987	2,231	13,788	4,509
Dividends	[1]	591	448	1,741	1,322
Deposits with banks	[1]	1,180	429	4,140	629
Total interest income	[1]	20,935	10,782	58,298	26,333
Interest expense (Note 20)
Deposits		10,257	2,670	27,094	4,493
Securitization liabilities		232	164	662	388
Subordinated notes and debentures		117	101	333	292
Other		3,040	803	7,759	1,437
Total interest expense		13,646	3,738	35,848	6,610
Net interest income		7,289	7,044	22,450	19,723
Non-interest income
Investment and securities services		1,693	1,389	4,769	4,488
Credit fees		467	395	1,324	1,177
Trading income (loss)		700	(132)	1,667	(38)
Service charges		665	715	1,960	2,152
Card services		697	751	2,178	2,140
Insurance revenue		1,447	1,406	4,180	4,070
Other income (loss) (Note 8)		(179)	(643)	(1,157)	(243)
Total non-interest income		5,490	3,881	14,921	13,746
Total revenue		12,779	10,925	37,371	33,469
Provision for (recovery of) credit losses (Note 6)		766	351	2,055	450
Insurance claims and related expenses		923	829	2,703	2,177
Non-interest expenses
Salaries and employee benefits		4,005	3,327	11,646	9,887
Occupancy, including depreciation		460	417	1,339	1,227
Technology and equipment, including depreciation		605	470	1,688	1,381
Amortization of other intangibles		175	145	487	452
Communication and marketing		335	329	1,034	952
Brokerage-related and sub-advisory fees		125	100	328	311
Professional, advisory and outside services		589	545	1,787	1,498
Other (Notes 8, 18)		1,288	763	4,576	2,388
Total non-interest expenses		7,582	6,096	22,885	18,096
Income before income taxes and share of net income from investment in Schwab		3,508	3,649	9,728	12,746
Provision for (recovery of) income taxes (Note 16)		727	703	2,540	2,689
Net income		2,963	3,214	7,896	10,758
Preferred dividends and distributions on other equity instruments		74	43	367	152
Net income available to common shareholders		$ 2,889	$ 3,171	$ 7,529	$ 10,606
Earnings per share (Canadian dollars) (Note 17)
Basic		$ 1.57	$ 1.76	$ 4.12	$ 5.86
Diluted		1.57	1.75	4.11	5.85
Dividends per common share (Canadian dollars)		$ 0.96	$ 0.89	$ 2.88	$ 2.67
Schwab [Member]
Non-interest expenses
Share of net income from investment in Schwab (Note 7)		$ 182	$ 268	$ 708	$ 701

[1]	Includes $18,743 million and $52,420 million, for the three and nine months ended July 31, 2023, respectively (three and nine months ended July 31, 2022 – $9,711 million and $23,747 million, respectively) which have been calculated based on the effective interest rate method (EIRM).